UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 600
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa House
Title:	Compliance Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		08/10/10
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		86

Form 13F Information Table Value Total:		103,230


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                         Schedule 13F Report
                                                            June 30, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AAR Corp.                      COM              000361105     1440    86010 SH       Sole                    82460              3550
ABB Ltd. Sponsored ADR         COM              000375204      485    28063 SH       Sole                    26188              1875
Acco Brands Corp               COM              00081t108     1122   224805 SH       Sole                   213605             11200
ADC Telecommunications, Inc.   COM              000886309     2142   289085 SH       Sole                   277335             11750
AES Corp.                      COM              00130h105      616    66625 SH       Sole                    61725              4900
Albany Int'l Corp-Cl A         COM              012348108     2505   154708 SH       Sole                   148483              6225
Allegheny Technologies Inc     COM              01741r102      624    14125 SH       Sole                    13150               975
American Equity Invt Life Hold COM              025676206     2362   228838 SH       Sole                   219013              9825
American Italian Pasta Co. Cla COM              027070101     1794    33925 SH       Sole                    32500              1425
Anadarko Petroleum Corp.       COM              032511107      374    10375 SH       Sole                     9775               600
Annaly Capital Mgmt, Inc.      COM              035710409     1432    83492 SH       Sole                    80417              3075
Aon Corp.                      COM              037389103      477    12850 SH       Sole                    11950               900
Applied Materials, Inc.        COM              038222105      618    51423 SH       Sole                    49373              2050
Aura Systems, Inc.             COM              051526200     2396  2967826 SH       Sole                  2967826              1700
Avon Products                  COM              054303102      561    21168 SH       Sole                    19918              1250
Bank Of America Corp.          COM              060505104      151    10530 SH       Sole                    10530
Banner Corporation             COM              06652V109     1961   990375 SH       Sole                   955475             34900
BE Aerospace, Inc.             COM              073302101     1414    55590 SH       Sole                    53015              2575
Bottomline Technologies, Inc.  COM              101388106     1776   136311 SH       Sole                   131086              5225
Cadence Design Systems, Inc.   COM              127387108     1936   334370 SH       Sole                   320770             13600
Cal Dive International Inc.    COM              12802t101     1536   262511 SH       Sole                   250786             11725
Cemex S.A.B. DE C.V.           COM              151290889      544    56299 SH       Sole                    52249              4050
Cinedigm Digital Cinema Corp   COM              172407108      528   406379 SH       Sole                   392254             14125
Cisco Systems, Inc.            COM              17275R102      587    27547 SH       Sole                    25622              1925
Citigroup, Inc.                COM              172967101      694   184600 SH       Sole                   173975             10625
CMS Energy                     COM              125896100     1784   121803 SH       Sole                   116028              5775
Coca Cola Co.                  COM              191216100      593    11841 SH       Sole                    11016               825
Convergys Corp.                COM              212485106     2114   215470 SH       Sole                   206320              9150
Cytec Industries, Inc.         COM              232820100     1659    41478 SH       Sole                    39678              1800
Devon Energy Corp.             COM              25179m103      477     7837 SH       Sole                     7762                75
Diageo PLC Sponsored ADR       COM              25243Q205      526     8387 SH       Sole                     7662               725
Dot Hill Systems Corp.         COM              25848t109     2067  1736642 SH       Sole                  1663092             73550
Electro Scientific Inds, Inc.  COM              285229100      687    51420 SH       Sole                    49470              1950
Ericsson (LM) Tel Sp ADR       COM              294821608      633    57450 SH       Sole                    53350              4100
Exide Technologies             COM              302051206      103    19850 SH       Sole                    19850
Exxon Mobil Corp.              COM              30231G102      419     7350 SH       Sole                     6623               727
Flow International, Inc.       COM              343468104     1992   844052 SH       Sole                   811052             33000
Genzyme Corp. Gen'l Division   COM              372917104      632    12450 SH       Sole                    11575               875
Goodrich Corp.                 COM              382388106     2319    35002 SH       Sole                    33052              1950
Goodyear Tire & Rubber         COM              382550101     2272   228540 SH       Sole                   218027             10513
HSBC Holdings PLC Sponsor ADR  COM              404280406      623    13664 SH       Sole                    12787               877
IBM, Inc.                      COM              459200101      654     5295 SH       Sole                     4895               400
Intel Corp.                    COM              458140100      774    39802 SH       Sole                    37257              2545
ION Geophysical Corp.          COM              462044108      695   199703 SH       Sole                   191456              8247
Ivanhoe Energy Inc.            COM              465790103       85    45225 SH       Sole                    44325               900
Johnson & Johnson, Inc.        COM              478160104      705    11933 SH       Sole                    11058               875
JP Morgan Chase & Co.          COM              46625H100      671    18325 SH       Sole                    16975              1350
Kratos Defense & Security Solu COM              50077b207     2668   254106 SH       Sole                   243842             10264
Lifepoint Hospitals, Inc.      COM              53219L109     1500    47768 SH       Sole                    45993              1775
McDonalds Corp.                COM              580135101      474     7200 SH       Sole                     6725               475
Medtronic, Inc.                COM              585055106      599    16523 SH       Sole                    15323              1200
MFA Financial, Inc.            COM              55272X102     1544   208595 SH       Sole                   198945              9650
Moog Inc-Cl A                  COM              615394202     1065    33045 SH       Sole                    31695              1350
Navistar International         COM              63934E108     1895    38515 SH       Sole                    36890              1625
Nokia Corp.                    COM              654902204      568    69731 SH       Sole                    65551              4180
Novartis AG ADR                COM              66987v109      600    12413 SH       Sole                    12413
Omnicare, Inc.                 COM              681904108     2319    97838 SH       Sole                    93563              4275
Pacific Continental Corp       COM              69412V108     1389   146635 SH       Sole                   140410              6225
Par Technology Corp/Del        COM              698884103     1581   307605 SH       Sole                   296055             11550
PerkinElmer, Inc.              COM              714046109     1015    49084 SH       Sole                    49084
Petroleo Brasilero S.A.        COM              71654v408      459    13375 SH       Sole                    12250              1125
Pilgrim's Pride Corporation    COM              72147k108      173    26375 SH       Sole                    26375
Polyone Corp.                  COM              73179P106     1857   220592 SH       Sole                   209842             10750
Powerwave Technologies, Inc.   COM              739363109     3284  2132645 SH       Sole                  2039370             93275
Procter & Gamble Co.           COM              742718109      793    13218 SH       Sole                    12293               925
Qualcomm, Inc.                 COM              747525103      514    15650 SH       Sole                    14575              1075
Rent-A-Center, Inc.            COM              76009N100     1656    81715 SH       Sole                    78265              3450
S1 Corp.                       COM              78463B101     2925   486695 SH       Sole                   467170             19525
Schlumberger Ltd.              COM              806857108      426     7700 SH       Sole                     7250               450
Shaw Group, Inc.               COM              820280105     1270    37100 SH       Sole                    35700              1400
Southern National Bankcorp of  COM              843395104     1210   165550 SH       Sole                   158675              6875
Stancorp Financial Group Corp. COM              852891100     1984    48950 SH       Sole                    46650              2300
Superior Energy Services, Inc. COM              868157108      818    43830 SH       Sole                    42730              1100
Symmetricom, Inc.              COM              871543104     2630   516726 SH       Sole                   496876             19850
Technitrol, Inc.               COM              878555101     2204   697355 SH       Sole                   667105             30250
Teletech Holdings, Inc.        COM              879939106     2026   157188 SH       Sole                   150438              6750
Tessera Technologies, Inc.     COM              88164L100      743    46290 SH       Sole                    43790              2500
Thermo Fisher Scientific Inc.  COM              883556102      666    13587 SH       Sole                    12587              1000
Transocean Ltd                 COM              H8817H100      540    11648 SH       Sole                    10898               750
Tutor Perini Corp              COM              901109108     1641    99580 SH       Sole                    95305              4275
URS Corp.                      COM              903236107     1360    34555 SH       Sole                    33105              1450
Vanguard Short-Term Bond ETF   COM              921937827      304     3750 SH       Sole                     3750
Visa Inc.                      COM              92826C839      645     9112 SH       Sole                     8462               650
Vishay Intertechnology, Inc.   COM              928298108     2471   319258 SH       Sole                   306433             12825
Wal-Mart Stores, Inc.          COM              931142103      720    14973 SH       Sole                    13788              1185
West Marine Inc.               COM              954235107      135    12450 SH       Sole                    12450

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